Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Low Volatility Index Fund
January 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
MLV-NPRT1-0422
1.9892172.103
Common Stocks - 98.8%
	Shares	Value ($)
Bailiwick of Jersey - 0.7%
WNS Holdings Ltd. sponsored ADR (a)	150,333	12,652,025
Bermuda - 0.9%
China Gas Holdings Ltd.	351,800	597,702
China Resource Gas Group Ltd.	3,282,000	16,440,347
TOTAL BERMUDA		17,038,049
Brazil - 0.8%
Hypermarcas SA	142,700	836,029
Telefonica Brasil SA	1,571,700	14,704,442
TOTAL BRAZIL		15,540,471
Cayman Islands - 10.6%
Anta Sports Products Ltd.	1,198,800	18,000,307
Hansoh Pharmaceutical Group Co. Ltd. (b)	3,522,000	7,260,292
Hengan International Group Co. Ltd.	2,319,500	11,338,445
JD.com, Inc.:
Class A (a)	13,209	500,640
sponsored ADR (a)	262,562	19,660,643
Kingdee International Software Group Co. Ltd. (a)	5,238,000	12,002,056
Li Ning Co. Ltd.	2,359,500	23,024,006
Shenzhou International Group Holdings Ltd.	1,176,900	21,837,323
Sino Biopharmaceutical Ltd.	16,647,000	11,480,659
Tencent Holdings Ltd.	277,400	17,382,517
Trip.com Group Ltd. ADR (a)	379,945	10,110,336
Want Want China Holdings Ltd.	20,608,000	20,218,853
ZTO Express, Inc. sponsored ADR	849,056	25,505,642
TOTAL CAYMAN ISLANDS		198,321,719
Chile - 0.7%
Banco de Chile	121,924,294	12,199,662
China - 9.3%
Bank of China Ltd. (H Shares)	77,904,000	30,366,427
Bank of Communications Co. Ltd. (H Shares)	45,103,000	30,252,473
CGN Power Co. Ltd. (H Shares) (b)	36,945,000	10,207,884
China Minsheng Banking Corp. Ltd. (H Shares)	22,737,500	9,062,288
China Railway Group Ltd. (H Shares)	15,309,000	9,449,984
Dongfeng Motor Group Co. Ltd. (H Shares)	8,122,000	7,162,347
PetroChina Co. Ltd. (H Shares)	59,158,000	29,335,975
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	28,880,000	24,061,374
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	7,771,200	9,577,173
Sinopharm Group Co. Ltd. (H Shares)	2,303,600	5,152,682
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,808,700	9,552,999
TOTAL CHINA		174,181,606
Hong Kong - 2.3%
China Resources Beer Holdings Co. Ltd.	1,812,000	13,528,177
China Resources Power Holdings Co. Ltd.	5,881,000	14,321,895
Guangdong Investment Ltd.	10,464,000	14,947,145
TOTAL HONG KONG		42,797,217
India - 15.8%
Apollo Hospitals Enterprise Ltd.	317,247	19,073,683
Cipla Ltd./India (a)	1,222,092	15,523,965
Dr. Reddy's Laboratories Ltd.	429,802	24,862,378
HCL Technologies Ltd.	1,731,970	25,719,866
Hindustan Unilever Ltd.	845,485	25,868,794
Infosys Ltd.	1,198,706	28,220,454
Lupin Ltd.	794,309	9,713,338
Nestle India Ltd.	108,451	27,060,473
Power Grid Corp. of India Ltd.	11,070,361	32,105,270
Sun Pharmaceutical Industries Ltd.	675,232	7,590,675
Tata Consultancy Services Ltd.	583,965	29,424,453
Tech Mahindra Ltd.	1,360,767	27,180,239
Wipro Ltd.	3,136,093	24,228,530
TOTAL INDIA		296,572,118
Indonesia - 2.8%
PT Bank Central Asia Tbk	49,661,200	26,414,661
PT Telkom Indonesia Persero Tbk	88,617,800	25,953,987
TOTAL INDONESIA		52,368,648
Korea (South) - 7.3%
Coway Co. Ltd.	182,910	10,536,352
Db Insurance Co. Ltd.	148,231	7,423,886
Hankook Tire Co. Ltd.	262,111	7,400,262
Hanon Systems	529,472	4,750,448
Hyundai Mobis	84,518	16,588,820
Kangwon Land, Inc. (a)	374,883	7,881,166
Korea Electric Power Corp.	775,703	13,335,768
KT&G Corp.	377,366	24,372,949
NCSOFT Corp.	35,475	15,981,604
Samsung Electronics Co. Ltd.	139,657	8,685,350
Samsung Life Insurance Co. Ltd.	291,039	14,738,783
SK Hynix, Inc.	33,105	3,426,158
SK, Inc.	15,609	2,889,132
TOTAL KOREA (SOUTH)		138,010,678
Kuwait - 1.9%
Boubyan Bank KSC	2,969,745	7,904,936
National Bank of Kuwait	8,338,165	28,528,200
TOTAL KUWAIT		36,433,136
Malaysia - 4.3%
Dialog Group Bhd	10,805,000	6,629,509
DiGi.com Bhd	11,709,700	10,646,001
IHH Healthcare Bhd	8,763,100	13,503,620
Malayan Banking Bhd	4,185,462	8,275,327
Petronas Gas Bhd	1,505,600	6,117,530
PPB Group Bhd	1,805,300	6,911,045
Public Bank Bhd	21,552,900	21,710,331
Tenaga Nasional Bhd	2,768,400	6,072,944
TOTAL MALAYSIA		79,866,307
Mexico - 0.3%
Gruma S.A.B. de CV Series B	80,140	1,048,176
Kimberly-Clark de Mexico SA de CV Series A	3,716,100	5,368,421
TOTAL MEXICO		6,416,597
Philippines - 2.1%
Bank of the Philippine Islands (BPI)	5,395,720	10,362,458
BDO Unibank, Inc.	5,796,550	15,377,472
PLDT, Inc.	302,670	10,867,836
SM Prime Holdings, Inc.	5,426,300	3,745,550
TOTAL PHILIPPINES		40,353,316
Qatar - 2.5%
Qatar Islamic Bank (a)	2,846,774	15,324,573
Qatar National Bank SAQ (a)	3,520,840	21,119,238
The Commercial Bank of Qatar (a)	5,583,294	10,964,173
TOTAL QATAR		47,407,984
Russia - 0.9%
PhosAgro OJSC	1,400	98,551
PhosAgro OJSC GDR (Reg. S)	570,383	11,442,088
PIK Group	431,639	5,304,619
TOTAL RUSSIA		16,845,258
Saudi Arabia - 8.1%
Advanced Polypropylene Co.	385,695	7,699,714
Alinma Bank	3,566,054	28,466,462
Almarai Co. Ltd.	645,241	8,444,077
Jarir Marketing Co.	194,364	10,433,356
Mouwasat Medical Services Co.	170,983	9,041,560
Sabic Agriculture-Nutrients Co.	406,569	18,313,431
Saudi Basic Industries Corp.	811,319	26,943,774
Saudi Electricity Co.	2,072,891	14,502,889
Saudi Telecom Co.	889,701	27,839,467
TOTAL SAUDI ARABIA		151,684,730
Taiwan - 20.8%
ASUSTeK Computer, Inc.	1,875,000	24,532,208
Chang Hwa Commercial Bank	21,394,007	13,704,586
Chicony Electronics Co. Ltd.	2,386,000	7,661,922
China Steel Corp.	18,800,000	23,025,820
Chunghwa Telecom Co. Ltd.	6,906,000	29,373,894
Compal Electronics, Inc.	14,309,000	13,095,754
Far EasTone Telecommunications Co. Ltd.	5,803,000	13,612,174
Formosa Petrochemical Corp.	5,561,000	19,423,097
Formosa Plastics Corp.	5,600,000	21,490,040
Inventec Corp.	11,355,000	10,423,699
Mega Financial Holding Co. Ltd.	22,931,000	30,714,654
Novatek Microelectronics Corp.	944,000	16,614,560
Pou Chen Corp.	8,380,000	9,750,307
President Chain Store Corp.	1,323,000	12,646,140
Quanta Computer, Inc.	8,290,000	28,081,294
Sinopac Holdings Co.	26,522,000	15,881,057
Synnex Technology International Corp.	4,852,000	11,958,405
Taiwan Cooperative Financial Holding Co. Ltd.	22,567,995	21,670,248
Taiwan Mobile Co. Ltd.	6,002,000	21,590,701
The Shanghai Commercial & Savings Bank Ltd.	9,577,000	16,170,133
Unified-President Enterprises Corp.	7,911,000	19,404,977
WPG Holding Co. Ltd.	5,192,000	10,243,863
TOTAL TAIWAN		391,069,533
Thailand - 2.8%
Advanced Info Service PCL (For. Reg.)	3,694,800	24,528,139
Advanced Information Service PCL NVDR	244,700	1,624,455
Bangkok Bank PCL:
(For. Reg.)	1,374,700	5,620,720
NVDR	90,000	367,982
Bangkok Dusit Medical Services PCL:
(For. Reg.)	12,282,800	8,290,652
NVDR	818,800	552,625
Kasikornbank PCL:
NVDR	188,200	851,561
(For. Reg.)	2,326,900	10,528,675
TOTAL THAILAND		52,364,809
United Arab Emirates - 2.8%
Abu Dhabi National Oil Co. for Distribution PJSC	10,454,645	11,755,267
Emirates Telecommunications Corp.	3,782,006	34,081,861
First Abu Dhabi Bank PJSC	1,232,877	6,713,097
TOTAL UNITED ARAB EMIRATES		52,550,225
United States of America - 1.1%
Yum China Holdings, Inc.	429,325	20,680,585
TOTAL COMMON STOCKS (Cost $1,592,027,005)		1,855,354,673

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c) (Cost $22,958,851)	22,954,261	22,958,851

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,614,985,856)	1,878,313,524
NET OTHER ASSETS (LIABILITIES) - 0.0% (d)	927,526
NET ASSETS - 100.0%	1,879,241,050

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	401	Mar 2022	24,557,240	75,077	75,077

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,529,550 or 2.2% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $905,432 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	20,125,016	49,029,981	46,196,146	2,736	-	-	22,958,851	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	21,000,909	1,321	21,002,230	3,059	-	-	-	0.0%
Total	41,125,925	49,031,302	67,198,376	5,795	-	-	22,958,851

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.